SCHEDULE OF SENSITIVITY ANALYSIS (Details) (Parenthetical)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Capitalization rate increase	2.73%	2.73%	2.40%
Salary growth rate increase	0.00%	0.00%	0.00%
Salary growth rate decrease		1.00%
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Capitalization rate increase		1.00%
Capitalization rate decrease		1.00%
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Salary growth rate increase		1.00%